Valuation and Qualifying Accounts (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for doubtful accounts and for notes receivable [Member]
Valuation And Qualifying Accounts
Beginning Balance	$ 22	$ 29	$ 16
Additions Charged (Credited) To Cost and Expenses	(6)	4	15
Deductions	1	11	2
Ending Balance	15	22	29
Deferred Tax Asset Valuation Allowance [Member]
Valuation And Qualifying Accounts
Beginning Balance	289	224	274
Additions Charged (Credited) To Cost and Expenses	(40)	65	(14)
Deductions			36
Ending Balance	249	289	224
Price Risk Management Credit Reserves Assets [Member]
Valuation And Qualifying Accounts
Beginning Balance		6	1
Additions Charged (Credited) To Cost and Expenses		(3)	1
Additions Other		(3)	4
Ending Balance		0	6
Price Risk Management Credit Reserves Liabilities [Member]
Valuation And Qualifying Accounts
Beginning Balance	(3)	(15)	0
Additions Charged (Credited) To Cost and Expenses	3	12	(16)
Additions Other			1
Ending Balance	$ 0	$ (3)	$ (15)